Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of Estimated Useful Lives for the Current and Comparative
The estimated useful lives are as follows:

Buildings	21 – 25 years
Mobile network infrastructure	4 – 20 years
Fixed network infrastructure	3 – 25 years
Call center equipment	4 – 8 years
Equipment, fixtures and fittings	2 – 10 years
Motor vehicles	4 – 6 years
Leasehold improvements	3 – 5 years

Disclosure of Useful Lives for the Intangible Assets
Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The useful lives for computer software are as follows:

Transmission line software	5 – 10 years
Central betting system operating right	7 – 10 years
Customer base	2 – 15 years
Brand name	9 – 10 years
Indefeasible right of use	15 years

Disclosure of Estimated Useful Lives for Investment Properties	The estimated useful lives are as follows:

Investment Property	25 – 45 years

GSM and other telecommunication operating licenses [member]
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets	The useful lives for telecommunication licenses are as follows:

Telecommunications licenses	3 – 25 years

Computer software [member]
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets
Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The useful lives for computer software are as follows:

Computer software	3 – 8 years